Purchases and Sales of Lithium Carbonate - Additional Information (Details)	12 Months Ended
	Dec. 31, 2025 USD ($) Tonnes	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Disclosure of detailed information about business combination [line items]
Net commission earned	$ 0
Offtake Agreement
Disclosure of detailed information about business combination [line items]
Percentage of share production basis	49.00%
Lithium carbonate offtake | Tonnes	19,600
Uncommitted lithium carbonate | Tonnes	3,800
Minera Exar
Disclosure of detailed information about business combination [line items]
Percentage of share production basis	49.00%
Lithium carbonate purchased	$ 133,281,000
Accounts payables	25,507,000
Sales	271,467,000	$ 197,685,000	$ 34,521,000
Ganfeng
Disclosure of detailed information about business combination [line items]
Sales	$ 23,209,000
Ganfeng | Offtake Agreement
Disclosure of detailed information about business combination [line items]
Percentage of share production basis	80.00%
Lithium carbonate offtake | Tonnes	12,250
Production capacity | Tonnes	9,800
Bangchak | Offtake Agreement
Disclosure of detailed information about business combination [line items]
Lithium carbonate offtake | Tonnes	6,000
Ganfeng and Bangchak
Disclosure of detailed information about business combination [line items]
Lithium carbonate sold	$ 133,281,000